SALES-TYPE LEASES AND NET INVESTMENT IN THE LEASE (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Sales-type Leases And Net Investment In Lease
Revenue from sales-type leases	¥ 1,607	¥ 4,236	¥ 3,024
Revenue from sales-type leases, cost	129	1,684	1,314
Revenue from sales-type leases, interest income	¥ 3,464	¥ 3,743	¥ 4,543